Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (9,143,122)	$ (2,960,686)	$ (3,746,944)	$ (5,609,675)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	18,043	2,787	6,336	3,048
Common stock issued for services	1,031,252	967,813	856,500	971,461
Amortized debt discount	115,398		9,817
Fair value for beneficial conversion feature	136,936
Fair value for warrants issued for related party note extension and inducement to convert	2,002,978
Warrants issued for compensation				2,600,080
Equity in earnings of affiliate	(132,832)	(268,090)	(410,553)	(278,962)
Loss on sale of investment in affiliate	2,790,073
Impairment of note receivable - related party	213,331
Changes in operating assets and liabilities:
(Increase)/Decrease in prepaid expenses	3,055	810	(15,185)	265,068
(Increase)/Decrease in other current assets		(31,750)
Decrease/(Increase) in accrued interest	188,279
(Increase)/Decrease from loans, related party			15,779	101,345
Services payable - related party				166,660
Decrease/(Increase) in accounts payable and accrued liabilities	196,109	370,723	284,307	833,221
Net cash used in operating activities	(2,580,500)	(1,918,393)	(2,999,941)	(947,754)
Cash Flows from Investing Activities:
Purchases of fixed assets	(18,953)		(58,013)	(5,322)
Sale of investment	2,182,274
Note receivable, OCHL			281,418	(494,750)
Net cash used in investing activities	2,163,321		(223,406)	(500,072)
Cash Flows from Financing Activities
Proceeds from notes payable, related party	820,100	1,924,000	1,959,000	625,000
Repayment of note payable, related party	(450,000)	(439,500)		(300,000)
Proceeds from convertible notes	705,000		200,000
Repayment of convertible notes	(55,000)
Proceeds from warrant exercise	26,293	6,813
Proceeds from issuance of common stock	1,375,000	612,500	618,314	854,500
Proceeds from loans, related party	57,376	(28,026)
Net cash provided by financing activities	2,478,769	2,075,787	2,777,314	1,179,500
Net Increase/(Decrease) in cash	2,061,590	157,394	777	(268,326)
Cash, beginning of period	36,898	36,121	36,121	304,446
Cash, end of period	2,098,488	193,515	36,898	36,121
Supplemental Schedule of Non-Cash Investing and Financing
Shares for investment in OCHL				4,200,000
Warrants issued as debt discount			97,544
Conversion of accounts payable into equity				477,494
Conversion of accounts payable to notes payable				$ 242,498
Fair value for warrants issued recorded as valuation discount	320,423
Common stock issued upon conversion of note payable	$ 205,918